OTHER INFORMATION (Details 1)	6 Months Ended
Jun. 30, 2023
Other Information
Forecast share price volatility (annualized)	50.13%
Plan duration (years)	5 years
Expected dividend yield	0.00%
Risk-free interest rate	U.S. Sovereign Bond yield